Financial Instruments / Risk Management - Schedule of Carrying Amounts of Financial Assets and Liabilities (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Financial assets - non-current	SFr 50	SFr 52
Other current assets (without prepaids)	166	151
Accrued income	912	760	SFr 993
Cash and cash equivalents	19,786	46,277	4,952	SFr 12,152
Financial assets	20,914	47,240
Trade payables	3,867	824
Accrued expenses and other payables	8,011	3,045
Lease liabilities	633	770	833
Long-term financial debt related to preferred shares/accrued dividend	122,449	113,502	SFr 53,978
Financial liabilities	SFr 134,960	SFr 118,141